THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln Life Variable Annuity Account N
ChoicePlus AssuranceSM A Share
ChoicePlusSM, ChoicePlusSM II, ChoicePlus AssuranceSM B Share
 ChoicePlusSM Access, ChoicePlusSM II Access, ChoicePlus AssuranceSM C Share
ChoicePlusSM II Advance, ChoicePlus AssuranceSM L Share
ChoicePlusSM Design, ChoicePlusSM Rollover, ChoicePlusSM Signature

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

Lincoln New York Account N for Variable Annuities
ChoicePlus AssuranceSM A Share
ChoicePlusSM, ChoicePlusSM II, ChoicePlus AssuranceSM B Share,
 ChoicePlusSM Access, ChoicePlusSM II Access, ChoicePlus AssuranceSM C Share
ChoicePlusSM II Advance, ChoicePlus AssuranceSM L Share
ChoicePlusSM Design, ChoicePlusSM Signature

Supplement dated March 30, 2012

This supplement to the prospectus for your individual variable annuity contract introduces Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds, available beginning April 2, 2012. This supplement is for informational purposes and requires no action on your part unless you wish to elect Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds.

OVERVIEW

Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds is an optional feature available under Lincoln Lifetime IncomeSM Advantage 2.0 and is available to contractowners who invest their contract value in specific subaccounts.  This feature provides a higher Guaranteed Annual Income percentage than you would receive under Lincoln Lifetime IncomeSM Advantage 2.0. There is no additional charge for Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds over and above the charge for Lincoln Lifetime IncomeSM Advantage 2.0.  In order to elect Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds, you must allocate 100% of your contract value among one or more of the following subaccounts only, each a fund of the Lincoln Variable Insurance Products Trust (LVIP): LVIP Protected Profile Conservative Fund, LVIP Protected Profile Growth Fund, LVIP Protected Profile Moderate Fund, LVIP Delaware Bond Fund and LVIP SSgA Bond Index Fund.

All other terms of Lincoln Lifetime IncomeSM Advantage 2.0 remain unchanged.

DESCRIPTION OF CHANGES

The following discussion describes changes that are incorporated into the specified sections of your prospectus.

Special Terms - The following sentences are added to the definition of Lincoln Lifetime IncomeSM Advantage 2.0 definition in the Special Terms section of the prospectus:

Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds is an optional feature under Lincoln Lifetime Income Advantage 2.0 that provides a higher Guaranteed Annual Income amount percentage if you adhere to certain Investment Requirements. All of the other terms and conditions of Lincoln Lifetime IncomeSM Advantage 2.0 continue to apply to Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds.

Expense Tables - The following sentence will be added to the Expense Tables section of the prospectus heading “Optional Living Benefit Rider Charges – Other Than i4LIFE Advantage” and in the row titled “Lincoln Lifetime IncomeSM Advantage 2.0”.

There is no Additional Charge for Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds over and above the charge for Lincoln Lifetime IncomeSM Advantage 2.0.

Summary Of Common Questions - The following paragraph is inserted in the “Summary of Common Questions” section of the prospectus, immediately following the paragraph titled “What is Lincoln Lifetime IncomeSM Advantage 2.0?”

What is Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds?  Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds is an optional feature under Lincoln Lifetime IncomeSM Advantage 2.0 that provides a higher Guaranteed Annual Income amount percentage if you adhere to certain Investment Requirements. See The Contracts - Investment Requirements. All of the other terms and conditions of Lincoln Lifetime IncomeSM Advantage 2.0 continue to apply to Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds.

Charges and Other Deductions – Rider Charges - The following sentence is added to the Charges and Deductions section of the prospectus, under “Rider Charges”, at the end of the first paragraph under the title “Lincoln Lifetime IncomeSM Advantage 2.0”.

There is no additional charge for Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds over and above the charge for Lincoln Lifetime IncomeSM Advantage 2.0.

The Contracts - Investment Requirements - The following paragraph is added to “The Contracts” section of the prospectus, at the end of the “Investment Requirements” section:

If you elect Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds, you must allocate 100% of your contract value among one or more of the following subaccounts only: LVIP Protected Profile Conservative Fund, LVIP Protected Profile Growth Fund, LVIP Protected Profile Moderate Fund, LVIP Delaware Bond Fund and LVIP SSgA Bond Index Fund. You must comply with the Investment Requirements during the period of time you own Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds (the minimum time period for ownership is specified under the Termination section of this rider). If you do not wish to adhere to the Investment Requirements after the minimum time period of ownership has expired, you must terminate Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds. See Lincoln Lifetime IncomeSM Advantage 2.0 – Termination for more information.

The Contracts – Living Benefit Riders – Lincoln Lifetime IncomeSM Advantage 2.0 - The following section is added to “The Contracts” section of the prospects, under “Living Benefits”, and under the heading “Lincoln Lifetime IncomeSM Advantage 2.0”, inserted immediately following the section titled “Guaranteed Annual Income Percentages by Ages”.

Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds - Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds is an optional feature under Lincoln Lifetime IncomeSM Advantage 2.0 that provides a higher Guaranteed Annual Income percentage than you would receive under Lincoln Lifetime IncomeSM Advantage 2.0, if you adhere to certain Investment Requirements. All of the other terms and conditions of Lincoln Lifetime IncomeSM Advantage 2.0 continue to apply to Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds. The age bands and percentages are listed in the table below.

Guaranteed Annual Income Percentages under Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds

Age (Single Life Option)	Guaranteed Annual Income Percentage (Single Life Option)	Age (Joint Life Option – younger of you or your spouse’s age)	Guaranteed Annual Income Percentage (Joint Life Option)
55-59.5	4%	55-64	4%
59.5+	5%	65+	5%

For example, if you elect Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds at age 57 (single life option), your Guaranteed Annual Income amount percentage would be 4%. If you wait until you reach age 60 (single life option) to make your first withdrawal, your Guaranteed Annual Income amount percentage would be 5%.

Availability - Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds will be available for purchase beginning on April 2, 2012.You cannot elect Lincoln Lifetime IncomeSM Advantage 2.0 or Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds together with any other Living Benefits rider offered under your contract. If you are an existing contractowner and you have previously purchased Lincoln Lifetime IncomeSM Advantage 2.0, you are not eligible to purchase Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds as there would be no additional benefit to you.

If you are an existing contractowner and have elected a Living Benefit rider (other than Lincoln Lifetime IncomeSM Advantage 2.0) and wish to elect Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds, you will have a transition period of 30 days prior to or after your first Benefit Year Anniversary after Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds becomes available to terminate your current Living Benefit Rider and elect Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds. Outside of the transition period, you must first terminate your existing Living Benefit rider, subject to the termination rules, before you will be able to elect Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds. For further information on termination rules, see the “Termination” section associated with your Living Benefit rider in your prospectus. In all cases, by terminating your existing Living Benefit rider, you will no longer be entitled to any of the benefits that have accrued under that rider.

The Contracts – Living Benefit Riders – i4LIFE® Advantage – Guaranteed Income Benefit with i4LIFE® Advantage - Contractowners with an active Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds may decide to drop Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds and purchase i4LIFE® Advantage with Guaranteed Income Benefit (version 4). If you elected Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds, you will receive a higher percentage for calculating the initial Guaranteed Income Benefit than you would have received under Lincoln Lifetime IncomeSM Advantage 2.0. If you decide to drop Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds and purchase i4LIFE® Advantage with Guaranteed Income Benefit (version 4), you must continue to adhere to the Investment Requirements applicable to Lifetime IncomeSM Advantage 2.0 Protected Funds.  If you do not wish to adhere to the Investment Requirements after the minimum time period of ownership has expired, you must terminate your rider. See i4LIFE® Advantage with Guaranteed Income Benefit -Termination for more information.

The following disclosure describes how the amount of the Guaranteed Income Benefit percentage is calculated under the Guaranteed Income Benefit with i4LIFE® Advantage (version 4) for contractowners who elected the Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds option.

The following chart and disclosure is added to “The Contracts” section of your prospectus, under “Living Benefit”, in the section title “Guaranteed Income Benefit with i4LIFE® Advantage”, under the heading “Guaranteed Income Benefit (version 4)”, immediately following the footnote under the chart titled “Age-Banded Percentages for Calculating Initial Guaranteed Income Benefit”.

Age-Banded Percentages for Calculating Initial Guaranteed Income Benefit for purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds

If you elected Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds, the initial Guaranteed Income Benefit will be an amount equal to a specified percentage of your Account Value, based on your age (or the age of the youngest life under a joint life option) at the time Guaranteed Income Benefit is elected. The specified percentages of the Account Value and the corresponding age-bands for calculating the initial Guaranteed Income Benefit are outlined in the table below.

Age (Single and Joint Life Options)	Percentage of Account Value or Income Base*
Under 40	2.5%
40-54	3.0%
55-under 59.5	3.5%
59.5-64	4.0%
65-69	4.5%
70-79	5.0%
80 and above	5.5%

*Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds may use any remaining Income Base reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up, if any, or the effective date of Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds (if there has not been any Automatic Annual Step-up) if greater than the contract value to establish the initial Guaranteed Income Benefit.

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Please keep this Supplement with your prospectus for future reference.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln National Variable Annuity Account E
The American Legacy®

Lincoln National Variable Annuity Account H
American Legacy® II, American Legacy® III
American Legacy® III C Share, American Legacy® III View
American Legacy® Design, American Legacy® Signature
American Legacy® Shareholder’s Advantage

Lincoln Life Variable Annuity Account N
ChoicePlus AssuranceSM A Share
ChoicePlusSM, ChoicePlusSM II, ChoicePlus AssuranceSM B Share
 ChoicePlusSM Access, ChoicePlusSM II Access, ChoicePlus AssuranceSM C Share
ChoicePlusSM II Advance, ChoicePlus AssuranceSM L Share
ChoicePlusSM Design, ChoicePlusSM Rollover, ChoicePlusSM Signature

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

Lincoln Life & Annuity Variable Annuity Account H
American Legacy® III, American Legacy® III C Share
American Legacy® III View, American Legacy® Design
American Legacy® Signature, American Legacy® Shareholder’s Advantage

Lincoln New York Account N for Variable Annuities
ChoicePlus AssuranceSM A Share
ChoicePlusSM, ChoicePlusSM II, ChoicePlus AssuranceSM B Share
 ChoicePlusSM Access, ChoicePlusSM II Access, ChoicePlus AssuranceSM C Share
ChoicePlusSM II Advance, ChoicePlus AssuranceSM L Share
ChoicePlusSM Design, ChoicePlusSM Signature

Supplement dated March 30, 2012

This supplement describes changes to the prospectus for your variable annuity contract. It is for informational purposes and requires no action on your part.

The following change will be effective for elections of the Lincoln Lifetime IncomeSM Advantage 2.0 rider on or after April 2, 2012:
•	age bands and Guaranteed Annual Income percentages under Lincoln Lifetime IncomeSM Advantage 2.0.

The following change will be effective for elections of the i4LIFE® Advantage Guaranteed Income Benefit rider on or after May 21, 2012:
•	age bands and percentages for calculating the initial Guaranteed Income Benefit under i4LIFE® Advantage Guaranteed Income Benefit (version 4).

These changes result in the following revisions to your prospectus as supplemented. All other provisions of your prospectus remain unchanged.

The Contracts – Living Benefit Riders – Lincoln Lifetime IncomeSM Advantage 2.0.

The following chart in the Withdrawal Amount paragraph of this section outlines age bands and percentages that will apply to Lincoln Lifetime IncomeSM Advantage 2.0 elections on or after   April 2, 2012:

Guaranteed Annual Income Percentages by Ages:

Age (single life option)	Guaranteed Annual Income amount percentage (single life option)	Age (joint life option – younger of you and your spouse’s age)	Guaranteed Annual Income amount percentage (joint life option)
55-59.5	3.50%	55-64	3.50%
59.5-64	4.00%	65-69	4.50%
65-69	4.50%	70+	5.00%
70+	5.00%

Lincoln Lifetime IncomeSM Advantage 2.0 – i4LIFE® Advantage Option: Contractowners who purchase Lincoln Lifetime IncomeSM Advantage 2.0 on or after April 2, 2012 and decide to drop Lincoln Lifetime IncomeSM Advantage 2.0 and purchase i4LIFE® Advantage with Guaranteed Income Benefit (version 4) prior to the 5th Benefit Year anniversary will have a minimum Access Period of the longer of 20 years or the difference between your age and age 100, for both qualified and non-qualified contracts. Elections made after the 5th Benefit Year anniversary will have a minimum Access Period of the greater of 20 years or the difference between your age and age 95 for both qualified and non-qualified contracts.

The Contracts – Living Benefit Riders – Guaranteed Income Benefit with i4LIFE® Advantage.  The following chart in the Guaranteed Income Benefit (version 4) paragraph of this section outlines age bands and percentages that will apply to purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 on or after April 2, 2012, and for all other elections of Guaranteed Income Benefit on or after May 21, 2012:

Age-Banded Percentages for Calculating Initial Guaranteed Income Benefit

Age	Percentage of Account Value, Income Base or Guaranteed Amount
Under age 40	2.0%
40-54	2.5%
55-59.5	3.0%
59.5-64	3.5%
65-69	4.0%
70-74	4.5%
75+	5.0%

Contractowners who elected Lincoln Lifetime IncomeSM Advantage 2.0 prior to April 2, 2012, but elected i4LIFE® Advantage and Guaranteed Income Benefit (version 4) on or after April 2, 2012, will receive the age band and Guaranteed Income Benefit percentage effective as of the date they elected Lincoln Lifetime IncomeSM Advantage 2.0.

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Please keep this supplement for future reference.